Leases (Details) - Schedule of lease cost - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Lease Cost Abstract
Operating lease expense	$ 286	$ 298
Variable lease expense	263	263
Total lease expense	$ 549	$ 561